Label		Element	Value
(Delaware Cash Reserve® Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity.
Expense [Heading]		rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

In efforts to prevent a negative yield, the Fund's investment manager, Delaware Management Company (Manager), has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund to prevent a negative yield. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has voluntarily agreed to waive all 12b-1 fees for the Class C and Consultant Class shares from July 29, 2015 until such time as the voluntary expense cap is discontinued.

These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by the Manager and Distributor at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield. With these reductions, net fund operating expenses for the fiscal year were as shown in the Financial Highlights.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, and short-term debt instruments of banks and corporations.

The Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

The Fund maintains an average maturity of 60 days or less. Also, the Manager will not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). The Manager intends to hold the Fund's investments until maturity, but may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value.

Risk [Heading]		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

Counterparty risk — The risk that a counterparty to a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Inflation risk — The risk that the return from your investments will be less than the increase in the cost of living due to inflation.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Lose Money [Text]		rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	How has Delaware Cash Reserve® Fund performed?
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the 1-, 5-, and 10-year periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Bar Chart [Heading]		rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

As of June 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 0.02%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 1.19% for the quarter ended Sept. 30, 2007, and its lowest quarterly return was 0.00% for the quarter ended Mar. 31, 2014.

Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock	Investors interested in obtaining the 7-day yield may call 800 523-1918.
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Applicable sales charges are reflected in the average annual return table below.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/performance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800 523-1918
(Delaware Cash Reserve® Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 906
Annual Return 2005		rr_AnnualReturn2005	2.60%
Annual Return 2006		rr_AnnualReturn2006	4.43%
Annual Return 2007		rr_AnnualReturn2007	4.71%
Annual Return 2008		rr_AnnualReturn2008	2.15%
Annual Return 2009		rr_AnnualReturn2009	0.16%
Annual Return 2010		rr_AnnualReturn2010	0.06%
Annual Return 2011		rr_AnnualReturn2011	0.05%
Annual Return 2012		rr_AnnualReturn2012	0.10%
Annual Return 2013		rr_AnnualReturn2013	0.05%
Annual Return 2014		rr_AnnualReturn2014	0.02%
Year to Date Return, Label		rr_YearToDateReturnLabel	As of June 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 0.02%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.02%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return was 1.19% for the quarter ended Sept. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.19%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return was 0.00% for the quarter ended Mar. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
1 Year		rr_AverageAnnualReturnYear01	0.02%
5 Years		rr_AverageAnnualReturnYear05	0.05%
10 Years		rr_AverageAnnualReturnYear10	1.42%
(Delaware Cash Reserve® Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees		rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 276
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,041
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	176
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	545
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,041
1 Year		rr_AverageAnnualReturnYear01	(0.98%)
5 Years		rr_AverageAnnualReturnYear05	0.05%
10 Years		rr_AverageAnnualReturnYear10	1.03%
(Delaware Cash Reserve® Fund) | Consultant Class
Prospectus:		rr_ProspectusTable
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,201
1 Year		rr_AverageAnnualReturnYear01	0.02%
5 Years		rr_AverageAnnualReturnYear05	0.05%
10 Years		rr_AverageAnnualReturnYear10	1.31%

[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).